AEGON/Transamerica Series Fund, Inc.

Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Value, Janus Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Templeton Great Companies Global, Transamerica Equity, Transamerica Small/MidCap Value, and Van Kampen Emerging Growth Portfolios

February 25, 2005

New and Restated Supplements to Prospectus dated May 1, 2004

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At a meeting of the Board of Directors held on October 5, 2004, the Directors approved the following policy relating to the pricing of shares for the Asset Allocation funds. Therefore, the following disclosure is added to “Other Information – Valuation of Shares” as the second sentence of the first paragraph in the left hand column on page 4 of “Additional Information – All Portfolios”:

Orders for shares of the Asset Allocation funds and corresponding orders for the underlying funds in which they invest are priced on the same day when orders for shares of the Asset Allocation funds are received. Thus, receipt in good order of a request for shares of the Asset Allocation funds by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying funds on the same day, so that both orders generally will receive that day’s NAV.

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The following information replaces the second paragraph found under “Explanation of Strategies and Risks” in the left hand column on page 2 of “Additional Information – All Portfolios”:

T. Rowe Price Equity Income, T. Rowe Price Growth Stock, and Transamerica Equity, as part of each fund’s investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days’ prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

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The following information provides new and additional information relating to the Asset Allocation funds.

Asset Allocation – Conservative Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on page AACONP-1 Asset Allocation – Conservative Portfolio:

• Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AACONP-3 Asset Allocation – Conservative Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AACONP-3 Asset Allocation – Conservative Portfolio:

The range is generally expected to vary within a range of 0.51% to 1.45%.

Asset Allocation – Growth Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on page AAGRP-1 Asset Allocation – Growth Portfolio:

• Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAGRP-3 Asset Allocation – Growth Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AAGRP-3 Asset Allocation – Growth Portfolio:

The range is generally expected to vary within a range of 0.52% to 1.46%.

Asset Allocation – Moderate Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on page AAMODP-1 Asset Allocation – Moderate Portfolio:

• Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of

Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAMODP-3 Asset Allocation –Moderate Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses on page AAMODP-3 Asset Allocation – Moderate Portfolio:

The range is generally expected to vary within a range of 0.50% to 1.44%.

Asset Allocation – Moderate Growth Portfolio

The following information replaces the first bullet point in the left hand column under “Principal Investment Strategies” on pageAAMGP-1 Asset Allocation – Moderate Growth Portfolio:

• Allocating the portfolio’s assets among underlying ATSF portfolios and certain funds of Transamerica IDEX Mutual Funds (“Transamerica IDEX”) based on the portfolio’s investment objective.

The following information replaces the first paragraph in the right hand column under “Underlying Fund Expenses” on page AAMGP-3 Asset Allocation –Moderate Growth Portfolio:

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying ATSF portfolios and Transamerica IDEX funds in which the portfolio invests, including a 12b-1 fee of up to 0.15% incurred as a result of the portfolio’s investment in Initial Class shares (which will not be charged through April 30, 2005), and 0.25% incurred as a result of the portfolio’s investment in Service Class shares of the underlying ATSF portfolios. Certain ATSF portfolios and Transamerica IDEX funds can be used in the portfolio.

The following sentence replaces the sentence in the right hand column under “Underlying Fund Expenses” on page AAMGP-3 Asset Allocation – Moderate Growth Portfolio:

The range is generally expected to vary within a range of 0.50% to 1.44%.

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The following information is added before “Additional Information - Management” on page 1 of the section titled “Additional Information - All Portfolios”:

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund’s investment adviser, Transamerica Fund Advisors, Inc. (the “Adviser”), and certain employees and affiliates of the Adviser, the SEC staff has indicated that it is likely to take some action against the Adviser and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against the Adviser and/or its affiliates is difficult to assess at the present time, the portfolios currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the portfolios are not aware of any allegation of wrongdoing against them and their board at the time this supplement is printed. Although it is not anticipated that these developments will have an adverse impact on the portfolios, there can be no assurance at this time. The Adviser and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. The Adviser will take such actions that it deems necessary or appropriate to continue providing management services to the portfolios and to bring all matters to an appropriate conclusion.

The Adviser and/or its affiliates, and not the portfolios, will bear the costs regarding these regulatory matters.

Investors should retain this Supplement for future reference.